Schedule of Taxation in Statements of Income (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Current
Total income tax (benefits) expenses	(53,518)	(22,145)	90,811	137,837	20,936	(135,265)	117,757
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
- recognition of prior year NOLs						(217,364)
- utilization of NOLs brought forward			75,109	96,631	8,632	24,587	75,512
- utilization of NOLs recognized during the year for prior year NOLs						66,300
- (reversal) recognition for the period	(11,131)	4,998	(3,146)	12,598	7,959	19,115	17,685
Deferred tax assets Liabilities	(42,411)	(17,549)	71,963	109,229	16,591	(107,362)	93,197
- overprovision of DTA for first quarter	(31,280)	(22,547)
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
- recognition of prior year NOLs						(56,711)
- utilization of NOLs brought forward			19,950	27,679	346	7,025	24,253
- utilization of NOLs recognized during the year for prior year NOLs						13,606
- (reversal) recognition for the period	(3,588)	(1,132)	(1,102)	929	3,999	8,177	307
Deferred tax assets Liabilities	(11,107)	(4,596)	18,848	28,608	$ 4,345	$ (27,903)	$ 24,560
- overprovision of DTA for first quarter	$ (7,519)	$ (3,464)